Employee Benefits - Assumption of Black-Scholes Option Valuation of Fair Value of Company's Stock Options (Detail)	12 Months Ended
Dec. 31, 2016 € / shares
Compensation Related Costs [Abstract]
Weighted average share price (in EUR)	€ 88.3
Volatility (in percentage)	27.20%
Expected life (in years)	5 years 8 months 12 days
Expected dividend yield (in EUR)	€ 2.94